Stockholders' Equity (Schedule Of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated comprehensive (loss) income	$ 5,800	$ (20,289)
Successor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, net of tax	2,922	(15,468)
Commodities and foreign currency derivatives, net of tax	2,878	(4,821)
Total accumulated comprehensive (loss) income	$ 5,800	$ 20,289